091-02159

For Internal Use Only		Submit 1 Original		OMB App[redacted]
Sec File No. 91 -		and 9 Copies		Expires:
				Estimated ave

07070792

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index-Linked Securities

4. Name of Underlying Instrument:

S&P GSCI Enhanced Commodity Total Return Strategy Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GSC

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Mercantile Exchange, Inc., International Petroleum Exchange, Chicago Mercantile Exchange, Chicago Board of Trade, Coffee, Sugar & Cocoa Exchange, Inc., New York Cotton Exchange, Kansas City Board of Trade, Commodities Exchange Inc., London Metal Exchange

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

PROCESSED
DEC 03 2007
THOMSON FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

[signature]

November 2, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 5 2007

RECEIVED
2007 NOV -5 AM 9:10
SEC / MR

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

November 2, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – Goldman Sachs Group, Inc.**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- Goldman Sachs Group, Inc., GS Connect S&P GSCI Enhanced Commodity Total Return Strategy Index-Linked Notes due 2037 (Ticker Symbol GSC).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

END

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV - 5 2007

SEC / MR
2007 NOV -5 AM 9:10
RECEIVED